MINING INTERESTS AND PLANT AND EQUIPMENT - Changes in Mining Interests, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Mining interests, plant and equipment, cost, beginning balance	$ 1,127,189	$ 361,017
Additions, including transfer from construction in progress	165,610	85,810
Construction in progress, net of transfers to plant and equipment	1,405	3,748
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	10,686
Buyback of royalty		30,669
Change in environmental closure assets (estimate and discount rate)	8,139	10,410
Disposals	(48,603)	(9,653)
Foreign currency translation	91,815	1,361
Mining interests, plant and equipment, cost, ending balance	1,356,241	1,127,189
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance	151,145	99,920
Depreciation	42,341	20,287
Depletion	108,403	36,079
Disposals	(10,199)	(7,727)
Foreign currency translation	15,242	2,585
Accumulated depreciation and depletion, ending balance	306,932	151,145
Mining interests, plant and equipment carrying value	1,049,309	976,044
St Andrews Goldfields
Cost
Additions through acquisitions		94,252
Newmarket Gold Inc
Cost
Additions through acquisitions		549,575
Depletable
Cost
Mining interests, plant and equipment, cost, beginning balance	692,430	198,162
Additions, including transfer from construction in progress	95,643	58,007
Construction in progress, net of transfers to plant and equipment	0	0
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	10,686
Buyback of royalty		30,669
Change in environmental closure assets (estimate and discount rate)	8,109	10,366
Disposals	(208)	(130)
Foreign currency translation	57,725	(1,010)
Mining interests, plant and equipment, cost, ending balance	864,385	692,430
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance	95,410	58,054
Depreciation	140	0
Depletion	108,403	36,079
Disposals	(338)	(130)
Foreign currency translation	9,825	1,406
Accumulated depreciation and depletion, ending balance	213,440	95,410
Mining interests, plant and equipment carrying value	650,945	597,020
Depletable | St Andrews Goldfields
Cost
Additions through acquisitions		44,007
Depletable | Newmarket Gold Inc
Cost
Additions through acquisitions		352,359
Non depletable
Cost
Mining interests, plant and equipment, cost, beginning balance	135,834	41,530
Additions, including transfer from construction in progress	212	216
Construction in progress, net of transfers to plant and equipment	0	0
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	0
Buyback of royalty		0
Change in environmental closure assets (estimate and discount rate)	30	44
Disposals	(30,199)	0
Foreign currency translation	10,408	(1,032)
Mining interests, plant and equipment, cost, ending balance	116,285	135,834
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance	0	0
Depreciation	0	0
Depletion	0	0
Disposals	0	0
Foreign currency translation	0	0
Accumulated depreciation and depletion, ending balance	0	0
Mining interests, plant and equipment carrying value	116,285	135,834
Non depletable | St Andrews Goldfields
Cost
Additions through acquisitions		0
Non depletable | Newmarket Gold Inc
Cost
Additions through acquisitions		95,076
Total Mining Interest
Cost
Mining interests, plant and equipment, cost, beginning balance	828,264	239,692
Additions, including transfer from construction in progress	95,855	58,223
Construction in progress, net of transfers to plant and equipment	0	0
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	10,686
Buyback of royalty		30,669
Change in environmental closure assets (estimate and discount rate)	8,139	10,410
Disposals	(30,407)	(130)
Foreign currency translation	68,133	(2,042)
Mining interests, plant and equipment, cost, ending balance	980,670	828,264
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance	95,410	58,054
Depreciation	140	0
Depletion	108,403	36,079
Disposals	(338)	(130)
Foreign currency translation	9,825	1,406
Accumulated depreciation and depletion, ending balance	213,440	95,410
Mining interests, plant and equipment carrying value	767,230	732,854
Total Mining Interest | St Andrews Goldfields
Cost
Additions through acquisitions		44,007
Total Mining Interest | Newmarket Gold Inc
Cost
Additions through acquisitions		447,435
Plant and equipment
Cost
Mining interests, plant and equipment, cost, beginning balance	298,925	121,325
Additions, including transfer from construction in progress	69,755	27,587
Construction in progress, net of transfers to plant and equipment	1,405	3,748
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	0
Buyback of royalty		0
Change in environmental closure assets (estimate and discount rate)	0	0
Disposals	(18,196)	(9,523)
Foreign currency translation	23,682	3,403
Mining interests, plant and equipment, cost, ending balance	375,571	298,925
Accumulated depreciation and depletion
Accumulated depreciation and depletion, beginning balance	55,735	41,866
Depreciation	42,201	20,287
Depletion	0	0
Disposals	(9,861)	(7,597)
Foreign currency translation	5,417	1,179
Accumulated depreciation and depletion, ending balance	93,492	55,735
Mining interests, plant and equipment carrying value	$ 282,079	243,190
Plant and equipment | St Andrews Goldfields
Cost
Additions through acquisitions		50,245
Plant and equipment | Newmarket Gold Inc
Cost
Additions through acquisitions		$ 102,140